OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES
LIABILITIES
The following table sets forth the components of our other current liabilities as of December 31, 2019 and 2018:

	As of December 31,
In thousands of U.S. dollars	2019 (Successor)	2018 (Predecessor)
Accrued interest	$1,169	$1,274
Other accrued liabilities	1,327	1,873
Unamortized portion of fair value assessment of acquired time charter contracts	272	—
Total other current liabilities	$2,768	$3,147